Summary Information for Stock Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding January 1,2012	1,151,567
Number of Options, Granted	71,686
Number of Options, Exercised	(188,631)
Number of Options, Terminated	(6,665)
Number of Options, Outstanding at December 31, 2012	1,027,957	1,151,567
Number of Options, Exercisable at December 31, 2012	854,178
Weighted-Average Exercise Price, Outstanding at January 1, 2012	$ 89.93
Weighted-Average Exercise Price, Granted	$ 69.12	$ 86.90	$ 95.27
Weighted-Average Exercise Price, Exercised	$ 48.06
Weighted-Average Exercise Price, Terminated	$ 100.73
Weighted-Average Exercise Price, Outstanding at December 31, 2012	$ 96.10	$ 89.93
Weighted-Average Exercise Price, Exercisable at December 31, 2012	$ 99.52
Weighted-Average Remaining Contractual Life (years), Outstanding at December 31, 2012	3 years 4 months 24 days
Weighted-Average Remaining Contractual Life (years), Exercisable at December 31, 2012	2 years 9 months 18 days